Taxation	12 Months Ended
Jun. 30, 2021
Taxation
Taxation

Taxation

13	Taxation

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		7 430	2 140	3 206
current year		7 478	2 542	3 804
prior years		(48)	(402)	(598)
Dividend withholding tax		—	2	—
Foreign tax		2 079	(1 212)	2 640
current year		2 106	2 242	2 544
prior years*		(27)	(3 454)	96

Income tax		9 509	930	5 846
Deferred tax – South Africa	15	(9 779)	(9 324)	1 732
current year**		(9 464)	(9 724)	1 715
prior years		(315)	400	17

Deferred tax – foreign	15	455	(17 996)	(4 775)
current year***		339	(20 375)	(4 831)
prior years*		124	2 375	55
tax rate change		(8)	4	1
		185	(26 390)	2 803

13	Taxation continued
*

2020 relates mainly to the relief provided to companies in the United States under the Coronavirus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018 to 2020 for five years.

**	The decrease from 2019 to 2020 relates to impairments accounted for in the 2020 financial year.
***	Increase in the prior year relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

Contingent liability

Sasol Financing International (SFI)/SARS

Following a request by SARS for information on Sasol Financing International Plc (SFI) which performs an off-shore treasury function for Sasol, SARS proceeded with an audit over a number of tax years. This audit culminated in the issuance of a final audit letter on 16 February 2018. Consequently, revised assessments were issued by SARS in respect of the 2002 to 2012 tax years. Sasol objected to these revised assessments. The dispute relates to the place of effective management of SFI.

After the submission of Sasol’s objection to the disputed assessments and following requests for further information by SARS at the end of 2018, SARS rejected Sasol’s objection. On 17 April 2019, Sasol appealed the decision to the Tax Court in terms of the relevant provisions of the Tax Administration Act. The parties have agreed to suspend the litigation in the Tax Court pending the outcome of the legal review application.

In addition to the objection to the revised assessments, Sasol has also launched a judicial review application against the SARS decision to register SFI as a South African taxpayer. The Tax Court does not have jurisdiction to determine the first ground of Sasol’s objection, namely that the disputed assessments constitute unlawful, substantially unreasonable and procedurally unfair administrative action. Accordingly, a further review application has been filed in the High Court.

In respect of this review application the Parties are in dispute about the non-disclosure by SARS of documentation and the necessary interlocutory processes to resolve this dispute are ongoing. Sasol’s application to compel SARS to disclose additional documents was heard on 19 February 2020 and judgement was delivered on 14 July 2020, which was materially found in SFI’s favour thereby ordering SARS to disclose specific additional documents which SARS submitted on 28 July 2020.

All pleadings were exchanged relating to the 1st judicial review and a court hearing date is imminent. Further pleadings are being exchanged relating to the 2nd judicial review after which a court hearing date will be set. A contingent liability of R2,58 billion (2020 – R2,5 billion) (including interest and penalties) is reported in respect of this matter as at 30 June 2021.

13Taxation continued

	2021	2020	2019
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate (28%) compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	28,0	28,0	28,0
Increase/(decrease) in rate of tax due to:
disallowed preference share dividends	—	—	0,4
disallowed expenditure¹	11,4	(1,0)	10,9
disallowed share-based payment expenses²	2,3	(0,3)	3,3
different tax rates³	0,5	(3,6)	15,3
share of profits of equity accounted investments	—	(0,1)	—
tax losses not recognised⁴	—	(2,0)	9,9
prior year adjustments	—	—	2,3
other adjustments	—	(0,5)	2,3
	42,2	20,5	72,4
(Decrease)/increase in rate of tax due to:
exempt income⁵	(10,0)	0,7	(2,0)
share of profits of equity accounted investments	(2,1)	—	(3,8)
effect of tax litigation matters⁶	—	—	(9,5)
utilisation of tax losses⁷	(20,9)	—	(0,3)
investment incentive allowances	(0,4)	—	(20,0)
translation differences	(1,9)	—	(1,1)
prior year adjustments	(2,2)	0,9	—
capital gains and losses⁸	(1,8)	—	—
other adjustments	(1,2)	0,3	(0,5)
Effective tax rate	1,7	22,4	35,2
1	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to non-productive interest in our treasury function and project costs.
2	This relates to the share based payment expense on the Sasol Khanyisa transaction.
3	2019 mainly relates to the impact of lower tax rate in the US on the increases in tax losses incurred during the year.
4	Tax losses not recognised in 2019 mainly relate to the R1,9 billion (2018 — R2,8 billion) impairment of the Canadian shale gas asset for which no deferred tax asset was raised.
5	Mainly relates to the Foreign Currency Translation Reserve (FCTR) reclassified on the disposal of business.
6	2019 includes reversal of tax and interest pertaining to Sasol Oil.
7	Tax losses utilised in the current year which are allowed to be set off against 2021 foreign exchange gains.Refer note 6.
8	Relates mainly to the disposal of the Air Separation Units.